Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash paid for interest	$ 121	$ 67
Cash paid for taxes	$ 0	$ 0
Starry, Inc [Member]
Cash paid for interest			$ 132	$ 136
Cash paid for taxes			$ 0	$ 0